Subsequent Events - Additional Information (Detail) - USD ($)			1 Months Ended			12 Months Ended
	Mar. 29, 2016	Mar. 01, 2016	Apr. 30, 2016	Oct. 31, 2015	Jul. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	May. 10, 2016	Dec. 28, 2015	Nov. 30, 2015
Subsequent Event [Line Items]
Change in contingent purchase consideration						$ (6,428,000)	$ 730,000	$ 1,238,000
Redemption of shares						$ 25,200,000
2015 Share Repurchase Program
Subsequent Event [Line Items]
Number of shares authorized under shares repurchase program						1,666,667
Maximum number of additional shares authorized under share repurchase program										975,335	1,329,541
Total repurchase price						$ 40,000,000
2015 Share Repurchase Program | Second Tranche | Maximum | Scenario, Forecast
Subsequent Event [Line Items]
Number of shares authorized under shares repurchase program									200,001
Location Labs | Maximum
Subsequent Event [Line Items]
Redemption of shares				$ 25,200,000
Location Labs | Ordinary Shares Class B-2 | Maximum
Subsequent Event [Line Items]
Nominal value					$ 16,800,000
Subsequent Event
Subsequent Event [Line Items]
Repurchase program date authorized	Jun. 11, 2015
Share repurchase program repurchase period start date	Mar. 30, 2016
Share repurchase program repurchase period end date	Sep. 30, 2016
Subsequent Event | Maximum
Subsequent Event [Line Items]
Maximum number of additional shares authorized under share repurchase program	500,000
Total repurchase price	$ 8,190,000
Subsequent Event | 2015 Share Repurchase Program | Second Tranche
Subsequent Event [Line Items]
Number of shares authorized under shares repurchase program		1,666,667
Repurchase program date of completed		Mar. 14, 2016
Subsequent Event | Location Labs
Subsequent Event [Line Items]
Change in contingent purchase consideration			$ (13,500,000)
Subsequent Event | Location Labs | Ordinary Shares Class B-2
Subsequent Event [Line Items]
Redemption of shares			$ 16,800,000